Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Line Items]
Lease term	12 months
Bottom Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	3 years
Top Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	10 years